Related party transactions (Tables)	12 Months Ended
Mar. 31, 2021
Related party transactions
Schedule of transactions with joint arrangements and associates

	2021	2020	2019
	€m	€m	€m
Sales of goods and services to associates	14	32	27
Purchase of goods and services from associates	5	4	3
Sales of goods and services to joint arrangements	203	305	242
Purchase of goods and services from joint arrangements	109	97	192
Net interest income receivable from joint arrangements[1]	65	71	96
Net interest expense payable to joint arrangements[1,2]	56	—	—
Trade balances owed:
by associates	3	4	1
to associates	5	4	3
by joint arrangements	88	157	193
to joint arrangements	31	37	25
Other balances owed by associates	56	—	—
Other balances owed by joint arrangements[1]	955	1,083	997
Other balances owed to joint arrangements[2]	1,575	2,017	169

Notes:

1	Amounts arise primarily through VodafoneZiggo, TPG Telecom Limited and INWIT S.p.A.. Interest is paid in line with market rates.
2	Amounts for years ended 31 March 2021 and 2020 are primarily in relation to leases of tower space from INWIT S.p.A.